Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical)	Feb. 07, 2022 shares
Over-Allotment Option [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option issued for forfeiture	431,250,000
Over-Allotment Option [Member] | Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option issued for forfeiture	431,250